PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 203,177		¥ 195,377
Less: accumulated depreciation	(112,238)		(70,832)
Property, plant and equipment, net	100,605	$ 14,586	133,873
Software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	77,693		78,854
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	34,764		34,764
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	90,720		81,759
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 9,666		¥ 9,328